Remuneration of auditors (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Auditor of Company And Network Firms
	2024 $	2023 $	2022 $
Audit fees	382,000	200,000	48,000
Audit – related fees	130,000	207,000	-
Tax fees	-	-	-
All other fees	-	-	-
Total	512,000	407,000	48,000